STOCK WARRANTS AND STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend Yield	0.00%	0.00%
Volatility	180.00%
Risk Free Interest Rate	0.13%
Minimum [Member]
Exercise Price	$ 8.31	$ 4.9350
Volatility	138.00%	162.00%
Maximum [Member]
Exercise Price	$ 10.74	$ 9.90
Volatility	198.00%	181.00%
Warrants [Member]
Dividend Yield	0.00%	0.00%
Life Of Warrants		5 years
Warrants [Member] | Minimum [Member]
Life Of Warrants	2 years
Exercise Price	$ 6.00	$ 1.50
Volatility	120.00%	153.00%
Risk Free Interest Rate	0.14%	0.19%
Warrants [Member] | Maximum [Member]
Life Of Warrants	5 years
Exercise Price	$ 9.00	$ 6.00
Volatility	158.00%	154.00%
Risk Free Interest Rate	0.98%	0.29%